Acquisition of Star 26	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Abstract]
ACQUISITION OF STAR 26

NOTE 3 – ACQUISITION OF STAR 26

On January 12, 2026, T3 acquired 100% interest in Star pursuant to the terms of the Star Agreement. The consideration consisted of $21,000 , to be paid by a 12-month $16,000 promissory note and the balance in $5,000 cash, less $4,000 representing all amounts lent to Star from T3 since December 15, 2024, the date the original Star Agreement was signed.

In addition, Star received:

-	38,163 shares of common stock of T3,

-	a five-year warrant to purchase an aggregate of 96,141 shares of T3’s common stock for an exercise price of $187.50 per share,

-	A promissory note in the principal amount of $3,000 (the “Six-Month Note”), which note accrues interest at the rate of 8% per annum and matures July 12, 2026; and

-	A promissory note in the principal amount of $3,000 (the “Three-Month Note”), which note matures April 12, 2026.

The shares, warrants, the Six-Month Note and the Three-Month Note were assigned by Star to the equity holders of Star, pro-ratably.

The transaction was approved by the Company’s shareholders on December 16, 2025 and was completed on January 12, 2026, at which time Star became a wholly owned subsidiary of the Company.

On March 31, 2026, the Company agreed on the termination of its obligation to pay $16,000 to its wholly-owned subsidiary Star. Pursuant to the Cancellation Agreement (the “Cancellation Agreement”), while all terms and provisions of the Purchase Agreement remain in full force and effect, and the Company’s ownership of Star, including all assets, operations, and subsidiaries, is unaffected, the Company eliminated $16,000 of indebtedness, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders.

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company determined that Star constitutes a business as defined under ASC 805 as the acquired set includes inputs, processes, and the ability to generate outputs.

The Company, with the assistance of a third-party specialist, calculated the total consideration at $69,433. The fair value of the share issued was determined at $18,151 based on the share price of Company’s common stock as of the date of the closing. The fair value of the promissory notes issued was determined at $5,636.

The fair value of the Common Warrant was calculated using the Black Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

January 12, 2026
Expected volatility (%)	264%
Risk-free interest rate (%)	3.66%
Expected dividend yield	0.0%
Expected term (years)	5
Conversion price (U.S. dollars)	1.5
Underlying share price (U.S. dollars)	3.81
Fair value (U.S. dollars in thousands)	45,645

The table below summarizes the fair value of assets acquired and liabilities assumed following the adjustments mentioned above as of the acquisition date:

January 12, 2026
U.S. Dollars (in thousands)
Working capital	(6,683)
Long terms assets	4,805
Intangible assets	333
Intangible assets available for sale, net	697
Goodwill	72,255
Other comprehensive income	139
Non-controlling interest	(734)
Long term liabilities	(1,379)
Net assets acquired	69,433

As of January 12, 2026, the Company, with the assistance of a third-party valuation specialist, prepared the initial allocation of the purchase price to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The aggregate fair value of consideration transferred was approximately $69.4 million.

The allocation of the purchase price was as follows (in thousands):

January 12,
2026

Net tangible assets acquired	(3,702)
Customer relationships (2-year useful life)	31
Distributor relations (3-year useful life)	16
Order backlog (2-year useful life)	190
Intangible assets available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities available for sale	(208)
Goodwill	72,255
69,433

Customer relationships, distributor relations and order backlog were valued using the multi-period excess earnings method. Developed technology was valued using the relief-from-royalty method. The identified intangible assets are being amortized on a straight-line basis over their estimated useful lives.

Deferred tax liabilities were recognized primarily in respect of the fair value adjustments to identifiable intangible assets.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired and is primarily attributable to expected synergies, future growth opportunities, assembled workforce and other intangible benefits that do not qualify for separate recognition. The goodwill recognized is not expected to be deductible for income tax purposes.

In connection with the consummation of the transactions contemplated by the Star Purchase Agreement on January 12, 2026, the Company issued to Star 26 a warrant to purchase a total of 96,141 shares of Common Stock at an exercise price of $187.50 per share (the “Star Warrant”), which was then distributed to the equity holders of Star 26 on a pro rata basis. Mr. Shalom’s pro rata amount of the Star Warrant was to purchase 57,405 shares of Common Stock.

See Note 7D below.

NOTE 4 – ACQUISITION OF TILTAN

On December 30, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of Tiltan Software Engineering Ltd. (“Tiltan”), an Israeli provider of AI-based software solutions for defense and aerospace applications, pursuant to a Stock Purchase Agreement (the “Tiltan Purchase Agreement”). The acquisition was undertaken to expand the Company’s capabilities in AI-based software solutions and to leverage expected synergies and growth opportunities in the defense and aerospace sectors. As a result of the acquisition, Tiltan became an indirect wholly owned subsidiary of the Company.

The contractual purchase price was NIS 47.6 million (approximately $14.0 million based on the exchange rate at the acquisition date), payable 75% in cash and 25% in shares of the Company’s common stock.

The cash portion of NIS 35,700 is payable in installments through June 29, 2026 and is primarily evidenced by a secured promissory note in the principal amount of NIS 29,750. The note does not bear interest unless an event of default occurs and is secured by a first-priority pledge over the shares of Tiltan. Deferred cash payments were measured at fair value as of the acquisition date by discounting contractual amounts using a market-based discount rate.

The equity portion, equal to NIS 11,900, represents a fixed monetary amount to be settled in a variable number of shares. At closing, shares were deposited into escrow, with the final number of shares to be determined based on the market price on June 29, 2026. If the value of escrowed shares is less than the required amount, the Company is obligated to issue additional shares or pay the shortfall in cash. The equity consideration was measured at fair value based on the closing market price of the Company’s common stock on the acquisition date.

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company determined that Tiltan constitutes a business as defined under ASC 805 as the acquired set includes inputs, processes, and the ability to generate outputs.

As of December 31, 2025, the Company, with the assistance of a third-party valuation specialist, completed the allocation of the purchase price to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The aggregate fair value of consideration transferred was approximately $14.3 million.

The acquisition was completed on December 30, 2025 and therefore did not contribute to the Company’s revenues or earnings for the year ended December 31, 2025. Pro forma results of operations have not been presented as the impact of the acquisition is not material. Acquisition-related costs were expensed as incurred and are included in general and administrative expenses.

The allocation of the purchase price was as follows (in thousands):

December 31,
2025

Net tangible assets acquired	(86)
Customer relationships (11-year useful life)	4,663
Developed technology (15-year useful life)	2,725
Deferred tax liabilities	(887)
Goodwill	7,688
14,103

Customer relationships were valued using the multi-period excess earnings method. Developed technology was valued using the relief-from-royalty method. The identified intangible assets are being amortized on a straight-line basis over their estimated useful lives.

Deferred tax liabilities were recognized primarily in respect of the fair value adjustments to identifiable intangible assets.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired and is primarily attributable to expected synergies, future growth opportunities, assembled workforce and other intangible benefits that do not qualify for separate recognition. The goodwill recognized is not expected to be deductible for income tax purposes.